Stockholders' Equity - Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Basic weighted average number of shares outstanding (in shares)									88,905,457	91,399,038	95,644,639
Diluted weighted average number of shares outstanding, including dilutive stock options (in shares)									89,224,207	91,912,918	96,053,959
Net income	$ 46,104	$ 44,112	$ 42,070	$ 41,246	$ 44,224	$ 43,004	$ 41,723	$ 35,098	$ 173,532	$ 164,049	$ 160,316
Basic earnings per share (in dollars per share)	$ 0.53	$ 0.49	$ 0.47	$ 0.46	$ 0.49	$ 0.47	$ 0.45	$ 0.38	$ 1.95	$ 1.79	$ 1.68
Diluted earnings per share (in dollars per share)	$ 0.52	$ 0.49	$ 0.47	$ 0.46	$ 0.49	$ 0.47	$ 0.45	$ 0.38	$ 1.94	$ 1.78	$ 1.67
Warrant
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Weighted average call options and warrants (in shares)									242,979	440,366	340,016
Equity Option
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Weighted average call options and warrants (in shares)									75,771	73,514	69,304